Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

April 15, 2024

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (“Trust”)
File Nos.	33-72424

811-8194

Dear Sir/Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 265 (“PEA 265”) to the Fund’s 1933 Act Registration Statement on Form N-1A and Amendment No. 266 to its 1940 Act Registration Statement. PEA 265 is being filed to register shares of the ALPS | CoreCommodity Natural Resources ETF, a new series of the Trust. PEA 265 does not affect the currently effective prospectuses and Statement of Additional Information for other series of the Trust’s shares not included herein.

No fee is required in connection with this filing. The SEC Staff is requested to address any comments on this filing to Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-3781.

Sincerely,

/s/ Benjamin Winograd
Benjamin Winograd
Assistant Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP